Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities [Abstract]
Other liabilities

	2018	2017

Deferred sales [note 17]	$30,727	$29,148
Derivatives [note 26]	61,387	23,414
Accrued pension and post-retirement benefit liability [note 25]	68,255	74,804
Other	61,265	53,107

	221,634	180,473
Less: current portion	(79,573)	(54,370)

Net	$142,061	$126,103